Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2015	2014

Land		160	56
Buildings	9 to 50	854	686
Machinery and installations	2 to 10	4,156	2,549
Other Equipment	1 to 5	227	249
Prepayments and construction in progress		108	143

		5,505	3,683
Less accumulated depreciation		(2,583)	(2,560)

Property, plant and equipment, net of accumulated depreciation		2,922	1,123